STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ 42	$ (264)	$ (305)
Adjustments to reconcile net income to net cash used in operating activities (Appendix)	(6)		(2)
Net cash provided by (used in) continuing operating activities	$ 36	$ (264)	(307)
Cash flows from financing activities:
Dividend paid			(270)
Net cash used in financing activities			(270)
Increase (Decrease) in cash and cash equivalents	$ 36	$ (264)	(577)
Cash and cash equivalents at beginning of year	4,537	4,801	5,378
Cash and cash equivalents at end of year	$ 4,573	4,537	4,801
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		2	3
Decrease (increase) in assets:
Other receivables and prepaid expenses	$ 15	(20)	$ 22
Inventories	176	(64)
Increase (decrease) in liabilities:
Trade accounts payable	(70)	72	$ (1)
Other payables and accrued expenses	(127)	$ 10	(26)
Adjustments to reconcile net loss to net cash used in operating activities	$ (6)		$ (2)